Note 3 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023 $ / shares	Jun. 30, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Prefunded Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.001	$ 0.001
Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Debt Instrument, Measurement Input	0.69	0.94
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument, Measurement Input	0.75	0.80
Convertible Debt [Member] | Measurement Input, Cost to Sell [Member]
Debt Instrument, Measurement Input	0.553	0.552